Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Provision for Income Taxes
The Company’s provision for income taxes consisted of the following.

	Year Ended December 31,
Income Tax Provision	2020	2019

Federal	$—	$—

Foreign	128	—

State and local	—	—

Current expense	$128	$—

Federal	—	—

Foreign	21	—

State and local	—	—

Deferred (benefit)	$21	$—

Income tax expense	$149	$—

Summary of Reconciliation of the Company's Effective Tax Rates
The following table presents a reconciliation of the Company’s effective tax rates for the periods indicated.

	Year Ended December 31,
Rate Reconciliation	2020	2019
U.S. statutory rate	21.0%	21.0%

State rate net of fed benefit	5.0%	4.0%

Change in valuation allowance	(25.0)%	(25.0)%

Other	0.0%	0.0%

Permanent adjustments	(1.0%)	0.0%

Effective Tax Rate	0.0%	0.0%

Summary of Components of Deferred Income Tax Assets and Liabilities	The components of deferred income tax assets and liabilities are as follows.

	As of December 31,
Tax Effects of Temporary Differences	2020	2019
Attributes

Deferred tax asset

Federal NOLs	$10,403	$8,169

State NOLs	2,584	1,528

Deferred revenue	8,940	—

Other deferred tax assets	1,878	38

Total deferred tax assets	23,805	9,735

Less: Valuation allowance	(18,832)	(9,551)

Total net deferred tax asset	$4,973	$184

IRC 481(a) adjustment	$(2,784)	$—

Deferred costs of revenue	(1,775)	(184)

Other deferred tax liabilities	(435)	—

Total deferred tax liabilities	(4,994)	(184)

Net deferred tax liability	$(21)	$—